Cover	Aug. 09, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PSQ Holdings, Inc. (the “Company”) is filing this amendment (“Amendment No. 1”) to its Current Report on Form 8-K dated August 9, 2023, filed with the Securities and Exchange Commission (the “SEC”) on August 9, 2023 (the “Original Report”), in order to replace the announcement regarding the Company’s results of operations for the second quarter ended June 30, 2023 attached as Exhibit 99.1 to the Original Report (the “Original Exhibit”) to reflect the contents of the announcement that was issued on August 9, 2023 (the “Earnings Release”) which is attached hereto as Exhibit 99.1. The Earnings Release includes certain additional narrative information that was not included in the Original Exhibit, but does not change any of the financial information reported in the Original Exhibit.
Document Period End Date	Aug. 09, 2023
Entity File Number	001-40457
Entity Registrant Name	PSQ Holdings, Inc.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	877
Local Phone Number	776-2402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PSQH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	PSQH WS
Security Exchange Name	NYSE